Shareholder Report	7 Months Ended	12 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key		0001177017
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000005502
Shareholder Report [Line Items]
Fund Name		Retirement 2005 Fund
Class Name		Investor Class
Trading Symbol		(TRRFX)
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - Investor Class	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date Retirement Income Index, structural composition contributed to performance for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection within the dynamic global bond strategy, which trailed its benchmark. Selection among the emerging markets stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2005 Fund (Investor Class)	11.84%	5.43%	4.71%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
S&P Target Date Retirement Income Index (Strategy Benchmark)	8.96	4.26	3.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,223,539,000	$ 1,223,539,000
Holdings Count | Holding	27	27
Advisory Fees Paid, Amount		$ 4,629,000
InvestmentCompanyPortfolioTurnover		29.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,223,539
Number of Portfolio Holdings	27

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	40.7%
Domestic Equity Funds	32.1
International Bond Funds	14.0
International Equity Funds	10.9
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.2%
T. Rowe Price New Income Fund	15.5
T. Rowe Price Value Fund	6.3
T. Rowe Price Growth Stock Fund	5.9
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price High Yield Fund	3.5

Material Fund Change [Text Block]
C000049236
Shareholder Report [Line Items]
Fund Name		Retirement 2005 Fund
Class Name		Advisor Class
Trading Symbol		(PARGX)
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - Advisor Class	$78	0.74%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date Retirement Income Index, structural composition contributed to performance for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection within the dynamic global bond strategy, which trailed its benchmark. Selection among the emerging markets stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2005 Fund (Advisor Class)	11.55%	5.18%	4.45%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
S&P Target Date Retirement Income Index (Strategy Benchmark)	8.96	4.26	3.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,223,539,000	$ 1,223,539,000
Holdings Count | Holding	27	27
Advisory Fees Paid, Amount		$ 4,629,000
InvestmentCompanyPortfolioTurnover		29.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,223,539
Number of Portfolio Holdings	27

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	40.7%
Domestic Equity Funds	32.1
International Bond Funds	14.0
International Equity Funds	10.9
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.2%
T. Rowe Price New Income Fund	15.5
T. Rowe Price Value Fund	6.3
T. Rowe Price Growth Stock Fund	5.9
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price High Yield Fund	3.5

Material Fund Change [Text Block]
C000049237
Shareholder Report [Line Items]
Fund Name		Retirement 2005 Fund
Class Name		R Class
Trading Symbol		(RRTLX)
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - R Class	$105	0.99%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date Retirement Income Index, structural composition contributed to performance for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection within the dynamic global bond strategy, which trailed its benchmark. Selection among the emerging markets stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2005 Fund (R Class)	11.34%	4.92%	4.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
S&P Target Date Retirement Income Index (Strategy Benchmark)	8.96	4.26	3.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,223,539,000	$ 1,223,539,000
Holdings Count | Holding	27	27
Advisory Fees Paid, Amount		$ 4,629,000
InvestmentCompanyPortfolioTurnover		29.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,223,539
Number of Portfolio Holdings	27

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	40.7%
Domestic Equity Funds	32.1
International Bond Funds	14.0
International Equity Funds	10.9
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.2%
T. Rowe Price New Income Fund	15.5
T. Rowe Price Value Fund	6.3
T. Rowe Price Growth Stock Fund	5.9
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price High Yield Fund	3.5

Material Fund Change [Text Block]
C000244825
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	I Class
Trading Symbol	(TRAJX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - I Class	$20	0.34%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date Retirement Income Index, structural composition contributed to performance for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection within the dynamic global bond strategy, which trailed its benchmark. Selection among the emerging markets stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception 11/13/2023
Retirement 2005 Fund (I Class)	10.86%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	4.61
S&P Target Date Retirement Income Index (Strategy Benchmark)	9.06

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,223,539,000	$ 1,223,539,000
Holdings Count | Holding	27	27
Advisory Fees Paid, Amount	$ 4,629,000
InvestmentCompanyPortfolioTurnover	29.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,223,539
Number of Portfolio Holdings	27

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	40.7%
Domestic Equity Funds	32.1
International Bond Funds	14.0
International Equity Funds	10.9
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.2%
T. Rowe Price New Income Fund	15.5
T. Rowe Price Value Fund	6.3
T. Rowe Price Growth Stock Fund	5.9
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price High Yield Fund	3.5

Material Fund Change [Text Block]